Fair Value Disclosures - Fair Value Option Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Loans held for sale	$ 139	$ 2,281	$ (3,393)
Capitalized mortgage loan servicing rights	533	(4,202)	10,196
Net Gains (Losses) on Assets -Mortgage Loans
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Loans held for sale	139	2,281	(3,393)
Mortgage Loan Servicing, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Capitalized mortgage loan servicing rights	$ 533	$ (4,202)	$ 10,196